FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of company's financial instruments at fair value hierarchy

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments	3,596,592	3,408,092	188,500	—	3,596,592
Secured notes	2,454,300	—	2,454,300	—	2,454,300

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments	7,501,155	7,474,287	26,868	—	7,501,155

Schedule of changes in fair value measurements of financial instruments classified as Level 3

	Balance at		Net Unrealized	Balance at
	January 1	Additions	Gains/(Losses)	December 31
	$	$	$	$
2023	—	—	—	—
2022	500,000	—	(500,000)	—